LITIGATION	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
LITIGATION

NOTE 18 - LITIGATION

We are subject to various legal proceedings, claims and other actions arising out of the normal course of business. While any legal proceeding or claim has an element of uncertainty, management believes that the outcome of each lawsuit, claim or legal proceeding that is pending or threatened, or all of them combined, will not have a material adverse effect on our consolidated financial position or results of operations.